UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    K.J. Harrison & Partners Inc.
Address: 60 Bedford Road
         Toronto, Ontario,   M5R 2K2

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Sindy Jagger
Title:     Chief Compliance Officer
Phone:     416-867-8252

Signature, Place, and Date of Signing:

      /s/   Sindy Jagger     Toronto, Canada     November 14, 2007

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     25

Form13F Information Table Value Total:     $126,606 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABITIBI-CONSOLIDATED INC        COM             003924107       40    23000 SH       SOLE                    23000        0        0
AMERIPRISE FINL INC             COM             03076C106     7473   120000 SH       SOLE                   120000        0        0
BANK MONTREAL QUE               COM             063671101      201     3116 SH       SOLE                     3116        0        0
BANK NOVA SCOTIA HALIFAX        COM             064149107      255     4924 SH       SOLE                     4924        0        0
BCE INC                         COM NEW         05534B760     9502   239993 SH       SOLE                   239993        0        0
BERKSHIRE HATHAWAY INC DEL      CL B            084670207      428      110 SH       SOLE                      110        0        0
DIEBOLD INC                     COM             253651103    11163   249100 SH       SOLE                   249100        0        0
ENCANA CORP                     COM             292505104      288     4720 SH       SOLE                     4720        0        0
FULTON FINL CORP PA             COM             360271100     2959   208552 SH       SOLE                   208552        0        0
ISHARES TR                      LEHMAN AGG BND  464287226      323     3290 SH       SOLE                     3290        0        0
JOHNSON & JOHNSON               COM             478160104    14733   227360 SH       SOLE                   227360        0        0
MARSH & MCLENNAN COS INC        CALL            571748902      449      800 SH  CALL SOLE                      800        0        0
MARSH & MCLENNAN COS INC        COM             571748102    21522   855860 SH       SOLE                   855860        0        0
MDS INC                         COM             55269P302    23509  1102458 SH       SOLE                  1102458        0        0
MICROSOFT CORP                  COM             594918104     5708   196700 SH       SOLE                   196700        0        0
NEWMONT MINING CORP             COM             651639106     6744   152800 SH       SOLE                   152800        0        0
OLD REP INTL CORP               COM             680223104     5102   276000 SH       SOLE                   276000        0        0
PEABODY ENERGY CORP             COM             704549104    10773   228000 SH       SOLE                   228000        0        0
PFIZER INC                      COM             717081103      664    27260 SH       SOLE                    27260        0        0
REGIS CORP MINN                 COM             758932107      319     7000 SH       SOLE                     7000        0        0
ROYAL BK CDA MONTREAL QUE       COM             780087102     2364    43259 SH       SOLE                    43259        0        0
SCHOOL SPECIALTY INC            COM             807863105      409    12000 SH       SOLE                    12000        0        0
SEALED AIR CORP NEW            COM              81211K102     1261    50000 SH       SOLE                    50000        0        0
SXC HEALTH SOLUTIONS CORP       COM             78505P100      314    20000 SH       SOLE                    20000        0        0
VALUEVISION MEDIA INC           CL A            92047K107      103    13900 SH       SOLE                    13900        0        0